Costs and expenses by nature - Costs and expenses by nature (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Raw materials and materials for use and consumption	R$ 104,233,143	R$ 68,851,960	R$ 77,218,922
Personnel expenses	1,575,066	1,414,567	1,571,227
Freight and storage	899,188	1,073,971	871,057
Depreciation and amortization	653,118	595,531	551,768
Amortization of right to use assets	260,716	242,670	216,609
Advertising and marketing	106,352	143,694	192,389
Services provided by third parties	399,904	184,532	179,319
Other expenses	101,819	139,379	258,705
Total	108,229,306	72,646,304	81,059,996
Classified as:
Cost of products and services sold	(104,827,966)	(70,056,447)	(78,208,786)
Selling and marketing	(1,934,789)	(1,595,871)	(1,631,760)
General and administrative	(1,466,551)	(993,986)	(1,219,450)
Total	R$ 108,229,306	R$ 72,646,304	R$ 81,059,996